SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating Segments [Abstract]
FFO	$ (133)	$ (108)	$ (255)	$ (207)
Depreciation and amortization of real estate assets	(84)	(78)	(171)	(159)
Fair value (losses), net	(508)	(58)	(880)	(111)
Share of equity accounted earnings (losses) - non-FFO	8	(291)	5	(423)
Income tax expense (benefit) expense	(47)	81	(129)	140
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	281	(77)	562	(3)
Net (losses) attributable to unitholders	(483)	(531)	(868)	(763)
Non-controlling interests of others in operating subsidiaries and properties	(306)	73	(630)	(89)
Net loss	$ (789)	$ (458)	$ (1,498)	$ (852)